Financial assets and liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 129,573	$ 161,158
Deposits at call	402	393
Cash and cash equivalents	129,975	161,551	$ 38,029	$ 62,960
Interest-bearing deposits at call held as security	$ 400	$ 400